TAXATION - Tax assessments (Details) Rp in Millions, $ in Millions																1 Months Ended				2 Months Ended		4 Months Ended	12 Months Ended
	Mar. 12, 2023 IDR (Rp)	Mar. 10, 2023 IDR (Rp)	Nov. 30, 2022 IDR (Rp)	Oct. 14, 2022 IDR (Rp)	Sep. 09, 2020 IDR (Rp)	Aug. 27, 2020 IDR (Rp)	Jul. 22, 2020 IDR (Rp)	Feb. 20, 2020 IDR (Rp)	Aug. 28, 2019 IDR (Rp)	Aug. 01, 2019 IDR (Rp)	Jun. 27, 2019 IDR (Rp)	May 31, 2019 IDR (Rp)	Jul. 18, 2018 IDR (Rp)	Jul. 24, 2017 IDR (Rp)	Apr. 25, 2017 IDR (Rp)	Oct. 31, 2023 IDR (Rp)	Aug. 31, 2022 IDR (Rp)	Apr. 30, 2022 IDR (Rp)	Sep. 30, 2020 IDR (Rp)	Mar. 31, 2023 IDR (Rp)	May 31, 2022 IDR (Rp)	May 31, 2023 IDR (Rp)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 13, 2022 IDR (Rp)	Sep. 24, 2019 IDR (Rp)	Aug. 23, 2019 IDR (Rp)	Aug. 20, 2019 IDR (Rp)
TAXATION
Current income tax liabilities																							Rp 2,333,000		Rp 2,807,000		$ 151
Income tax benefit (expense)																							8,787,000	$ 570	8,710,000	Rp 9,640,000
Current																							8,796,000	$ 571	9,259,000	9,556,000
Corporate Income Tax, With Holding Tax, Value Added Tax 2014
TAXATION
Appeal filed to the tax court, amount																			Rp 107,000
The Company
TAXATION
VAT																							170,000		244,000
Corporate income tax																							1,205,000		2,098,000	2,202,000
Current																							1,271,000		2,134,000	2,236,000
The Company | SKPKB And STP Fiscal Year 2019
TAXATION
Overpayment of tax			Rp 6,300
Overpayment of Tax, Fine			3,100
The Company | SKPKB And STP Fiscal Year 2020
TAXATION
Overpayment of tax		Rp 600
Overpayment of Tax, Fine		300
The Company | SKPLB of VAT 2020
TAXATION
Overpayment of tax		300
Amount for which VAT audit tax assessment or tax collection letters	Rp 39,700
The Company | SKPN and STP VAT JKP from Outside the Customs Area
TAXATION
Overpayment of tax		Rp 100
The Company | SKPKB and STP VAT WAPU 2020
TAXATION
Amount for which VAT audit tax assessment or tax collection letters	Rp 600
The Company | Domestic SKPKB of VAT 2019
TAXATION
Overpayment of tax			Rp 60,800
The Company | Corporate income tax 2015
TAXATION
Overpayment of tax															Rp 147,000
Amount accepted																							17,000
Transfer of temporary differences related to provision for incentives to fixed wireless subscribers migration from fiscal year 2015 to fiscal year 2016.																							42,000
Sought value														Rp 210,500
The Company | VAT 2015
TAXATION
Overpayment of tax					Rp 90,900
Tax collection amount													Rp 76,000
Subsidiaries
TAXATION
VAT																							399,000		493,000
Corporate income tax																							7,524,000		7,125,000	7,318,000
Current																							7,525,000		7,125,000	Rp 7,320,000
Telkomsel | 2018 SKPLB of VAT
TAXATION
Penalty on damages accepted								Rp 49,000
Telkomsel | SKPKB And STP Fiscal Year 2014
TAXATION
Claim for tax refund																															Rp 99,000
Refund tax received						Rp 27,000
Payment of taxes											Rp 16,000
Amount Of objection filed							Rp 107,000																							Rp 134,000
Amount accepted							Rp 27,000					Rp 151,000
Penalty on damages accepted												Rp 55,000
Telkomsel | SKPKB And STP Fiscal Year 2015
TAXATION
Tax charged to profit or loss									Rp 35,000
Amount Of objection filed																													Rp 350,000
Amount accepted										Rp 385,000
Penalty on damages accepted										Rp 129,000
Telkomsel | CIT, WHT and Value Added Tax 2015
TAXATION
Appeal filed to the tax court, amount																			Rp 350,000
Telkomsel | Corporate Income Tax, With Holding Tax, Value Added Tax 2018
TAXATION
Refund tax received																Rp 22,000
Rejected portion of objection letters																Rp 200
Telkomsel | Tax Contingent Liability For CIT Tax Assessment
TAXATION
Amount accepted				Rp 165
Income Tax Assessment Amount Paid								57,000
Income Tax Assessment Overpayment Amount Netted Off								40,000
Telkomsel | Tax Contingent Liability for Value Added Tax 2018 Tax Assessment
TAXATION
Overpayment of tax								40,000
Telkomsel | Withholding tax Article 26
TAXATION
Overpayment of tax								Rp 160,000
Telkomsel | Tax Contingent Liability for Corporate Income Tax, Value Added Tax and Withholding Tax
TAXATION
Amount Of objection filed																												Rp 120,000
Telkomsel | VAT 2015
TAXATION
Tax payable to the plaintiff																						Rp 0
Amount accepted																					Rp 53,000
Loss Contingencies, Judicial Reviews Filed, Amount																	Rp 24,000
Amount of Objection Filed, Rejected Portion																							Rp 3,000
Rejected portion of objection letters																						Rp 24,000
Telkomsel | VAT 2014
TAXATION
Tax payable to the plaintiff																				Rp 0
Amount accepted																	Rp 8,000	Rp 66,000
Amount of Objection Filed, Rejected Portion																									Rp 4,000
Rejected portion of objection letters																				Rp 8,000